Portfolio of Investments
Columbia Variable Portfolio – Contrarian Core Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 13.1%
Entertainment 1.8%
Activision Blizzard, Inc.	135,836	10,512,348
Walt Disney Co. (The)(a)	109,145	18,464,060
Total		28,976,408
Interactive Media & Services 8.1%
Alphabet, Inc., Class A(a)	15,834	42,332,516
Alphabet, Inc., Class C(a)	16,887	45,009,090
Facebook, Inc., Class A(a)	122,596	41,607,856
Total		128,949,462
Media 1.9%
Comcast Corp., Class A	551,725	30,857,979
Wireless Telecommunication Services 1.3%
T-Mobile USA, Inc.(a)	157,349	20,102,908
Total Communication Services		208,886,757
Consumer Discretionary 9.1%
Hotels, Restaurants & Leisure 1.7%
Darden Restaurants, Inc.	27,973	4,237,070
McDonald’s Corp.	91,912	22,160,903
Total		26,397,973
Internet & Direct Marketing Retail 5.1%
Amazon.com, Inc.(a)	22,464	73,795,139
eBay, Inc.	113,524	7,909,217
Total		81,704,356
Specialty Retail 1.1%
Lowe’s Companies, Inc.	62,282	12,634,526
Ulta Beauty, Inc.(a)	14,650	5,287,478
Total		17,922,004
Textiles, Apparel & Luxury Goods 1.2%
Tapestry, Inc.	366,110	13,553,392
Under Armour, Inc., Class A(a)	241,648	4,876,457
Total		18,429,849
Total Consumer Discretionary		144,454,182
Consumer Staples 5.1%
Food & Staples Retailing 2.1%
Sysco Corp.	419,431	32,925,333
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.4%
Mondelez International, Inc., Class A	378,742	22,035,210
Tobacco 1.6%
Philip Morris International, Inc.	271,602	25,745,154
Total Consumer Staples		80,705,697
Energy 2.8%
Oil, Gas & Consumable Fuels 2.8%
Canadian Natural Resources Ltd.	334,342	12,216,857
Chevron Corp.	202,833	20,577,408
EOG Resources, Inc.	145,327	11,665,398
Total		44,459,663
Total Energy		44,459,663
Financials 11.7%
Banks 3.7%
Bank of America Corp.	697,077	29,590,919
JPMorgan Chase & Co.	177,756	29,096,879
Total		58,687,798
Capital Markets 3.3%
BlackRock, Inc.	24,183	20,281,315
Morgan Stanley	120,541	11,729,844
State Street Corp.	234,958	19,905,642
Total		51,916,801
Consumer Finance 1.1%
American Express Co.	103,231	17,294,289
Diversified Financial Services 2.4%
Berkshire Hathaway, Inc., Class B(a)	142,957	39,018,684
Insurance 1.2%
Aon PLC, Class A	65,619	18,751,942
Total Financials		185,669,514
Health Care 12.8%
Biotechnology 1.5%
Biogen, Inc.(a)	14,962	4,234,096
BioMarin Pharmaceutical, Inc.(a)	118,024	9,122,075
Vertex Pharmaceuticals, Inc.(a)	57,100	10,357,369
Total		23,713,540
Columbia Variable Portfolio – Contrarian Core Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Contrarian Core Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 5.3%
Abbott Laboratories	225,303	26,615,043
Baxter International, Inc.	142,873	11,491,275
Dentsply Sirona, Inc.	261,254	15,165,795
Medtronic PLC	193,756	24,287,315
Stryker Corp.	24,493	6,459,294
Total		84,018,722
Health Care Providers & Services 2.2%
Anthem, Inc.	41,027	15,294,866
Cigna Corp.	19,829	3,968,973
CVS Health Corp.	194,289	16,487,364
Total		35,751,203
Pharmaceuticals 3.8%
Eli Lilly & Co.	95,644	22,098,546
Johnson & Johnson	240,246	38,799,729
Total		60,898,275
Total Health Care		204,381,740
Industrials 9.1%
Aerospace & Defense 2.9%
Raytheon Technologies Corp.	532,577	45,780,319
Airlines 1.0%
Southwest Airlines Co.(a)	305,734	15,723,900
Building Products 1.0%
Carrier Global Corp.	303,228	15,695,081
Industrial Conglomerates 1.1%
Honeywell International, Inc.	85,910	18,236,975
Machinery 0.8%
Stanley Black & Decker, Inc.	70,040	12,278,712
Road & Rail 2.3%
Uber Technologies, Inc.(a)	523,237	23,441,017
Union Pacific Corp.	70,391	13,797,340
Total		37,238,357
Total Industrials		144,953,344
Information Technology 29.1%
Communications Equipment 1.0%
Cisco Systems, Inc.	302,773	16,479,935
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 2.0%
TE Connectivity Ltd.	226,741	31,113,400
IT Services 5.9%
Akamai Technologies, Inc.(a)	58,696	6,139,015
Fidelity National Information Services, Inc.	131,327	15,979,869
Fiserv, Inc.(a)	149,878	16,261,763
Global Payments, Inc.	45,395	7,153,344
MasterCard, Inc., Class A	101,238	35,198,428
PayPal Holdings, Inc.(a)	47,601	12,386,256
Total		93,118,675
Semiconductors & Semiconductor Equipment 2.9%
Lam Research Corp.	23,859	13,579,350
Marvell Technology, Inc.	165,973	10,009,832
NVIDIA Corp.	111,384	23,074,309
Total		46,663,491
Software 11.5%
Adobe, Inc.(a)	26,982	15,534,077
Autodesk, Inc.(a)	55,690	15,881,117
Intuit, Inc.	28,553	15,404,629
Microsoft Corp.	365,478	103,035,558
Palo Alto Networks, Inc.(a)	45,551	21,818,929
Splunk, Inc.(a)	76,524	11,073,788
Total		182,748,098
Technology Hardware, Storage & Peripherals 5.8%
Apple, Inc.	622,238	88,046,677
Western Digital Corp.(a)	70,568	3,982,858
Total		92,029,535
Total Information Technology		462,153,134
Materials 3.7%
Chemicals 3.2%
Air Products & Chemicals, Inc.	15,505	3,970,986
Corteva, Inc.	329,800	13,877,984
International Flavors & Fragrances, Inc.	147,725	19,753,787
Nutrien Ltd.	107,349	6,959,436
Sherwin-Williams Co. (The)	23,713	6,633,237
Total		51,195,430

2	Columbia Variable Portfolio – Contrarian Core Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Contrarian Core Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.5%
Newmont Corp.	143,857	7,811,435
Total Materials		59,006,865
Real Estate 0.8%
Equity Real Estate Investment Trusts (REITS) 0.8%
American Tower Corp.	46,289	12,285,563
Total Real Estate		12,285,563
Utilities 1.2%
Electric Utilities 1.2%
American Electric Power Co., Inc.	229,117	18,599,718
Total Utilities		18,599,718
Total Common Stocks (Cost $1,102,058,107)		1,565,556,177

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(b),(c)	27,500,336	27,497,586
Total Money Market Funds (Cost $27,497,586)		27,497,586
Total Investments in Securities (Cost: $1,129,555,693)		1,593,053,763
Other Assets & Liabilities, Net		(3,417,186)
Net Assets		1,589,636,577

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	18,641,916	251,925,844	(243,070,174)	—	27,497,586	—	7,197	27,500,336
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Contrarian Core Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7002_12_L01_(11/21)